                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: September 30, 2005
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                       CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2005
(unaudited)

COMMON STOCKS -- 71.6% OF TOTAL NET ASSETS
                                                                                                        SHARES         VALUE (a)
                                                                                                        ------         ---------
BEVERAGES AND TOBACCO -- 4.7%
  Altria Group, Inc. ............................................................................       330,000    $   24,324,300
                                                                                                                   --------------

BROKERS AND INVESTMENT SERVICES -- 5.3%
  Legg Mason, Inc. ..............................................................................       250,000        27,422,500
                                                                                                                   --------------

ELECTRONIC COMPONENTS -- 2.3%
  Harman International Industries, Incorporated .................................................       120,000        12,272,400
                                                                                                                   --------------

FOOD - RETAILERS AND WHOLESALERS -- 10.3%
  The Hershey Company ...........................................................................       463,500        26,099,685
  The Kroger Co. (b) ............................................................................     1,330,000        27,384,700
                                                                                                                   --------------
                                                                                                                       53,484,385
                                                                                                                   --------------
HOTELS AND RESTAURANTS -- 4.9%
  Yum! Brands, Inc. .............................................................................       528,000        25,560,480
                                                                                                                   --------------

LEISURE -- 2.0%
  Harrah's Entertainment, Inc. ..................................................................       160,000        10,430,400
                                                                                                                   --------------

METALS AND MINING -- 4.6%
  Arch Coal, Inc. ...............................................................................       355,000        23,962,500
                                                                                                                   --------------

OIL AND GAS WELL DRILLING -- 4.8%
  Nabors Industries Ltd. (b) ....................................................................       350,000        25,140,500
                                                                                                                   --------------

OIL - INDEPENDENT PRODUCTION -- 10.3%
  Apache Corporation ............................................................................       360,000        27,079,200
  Occidental Petroleum Corporation ..............................................................       315,000        26,910,450
                                                                                                                   --------------
                                                                                                                       53,989,650
                                                                                                                   --------------
OIL REFINING -- 13.5%
  Amerada Hess Corporation ......................................................................       279,200        38,390,000
  ConocoPhillips ................................................................................       458,000        32,018,780
                                                                                                                   --------------
                                                                                                                       70,408,780
                                                                                                                   --------------
OIL - SERVICE -- 8.9%
  Baker Hughes Incorporated .....................................................................       515,000        30,735,200
  Halliburton Company ...........................................................................       230,000        15,759,600
                                                                                                                   --------------
                                                                                                                       46,494,800
                                                                                                                   --------------
TOTAL COMMON STOCKS (Identified Cost $322,211,987) ..............................................                     373,490,695
                                                                                                                   --------------

BILLS -- 28.0% OF TOTAL NET ASSETS

                                                                                                      FACE
                                                                                                     AMOUNT           VALUE (a)
                                                                                                     ------           ---------
UNITED STATES TREASURY -- 28.0%
  United States Treasury Bills, 3.074%, 10/20/05 ................................................   $34,000,000    $   33,942,039
  United States Treasury Bills, 3.118%, 12/08/05 ................................................    14,000,000        13,916,840
  United States Treasury Bills, 3.131%, 12/15/05 ................................................    78,500,000        77,984,569
  United States Treasury Bills, 3.132%, 10/20/05 ................................................     5,000,000         4,991,318
  United States Treasury Bills, 3.344%, 11/17/05 ................................................     7,000,000         6,968,928
  United States Treasury Bills, 3.384%, 11/17/05 ................................................     8,500,000         8,461,826
                                                                                                                   --------------

TOTAL BILLS (Identified Cost $146,222,687) ......................................................                     146,265,520
                                                                                                                   --------------

SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS

  American Express Credit Corporation, 3.80%, 10/03/05 (Cost $5,060,000) ........................     5,060,000         5,060,000
                                                                                                                   --------------

TOTAL INVESTMENTS -- 100.6% (Identified Cost $473,494,674) (c) ..................................                     524,816,215
  Cash and receivables ..........................................................................                         604,761
  Liabilities ...................................................................................                      (3,764,217)
                                                                                                                   --------------
TOTAL NET ASSETS -- 100.0% ......................................................................                  $  521,656,759
                                                                                                                   ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term notes having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.

(b) Non-income producing security.

(c) Federal Tax Information -- At September 30, 2005 the net unrealized appreciation on investments based on cost of
    $475,141,128 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost .............................................................................................       $   57,885,934
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
      over value ...........................................................................................           (8,210,847)
                                                                                                                   --------------
                                                                                                                   $   49,675,087
                                                                                                                   ==============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

                                                       CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2005
(unaudited)

COMMON STOCKS -- 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 65.7%
                                                                                                        SHARES          VALUE(a)
                                                                                                        ------          --------
APARTMENTS -- 7.6%
  AvalonBay Communities, Inc. ...................................................................       305,400    $   26,172,780
  Essex Property Trust, Inc. ....................................................................       575,000        51,750,000
                                                                                                                   --------------
                                                                                                                       77,922,780
                                                                                                                   --------------
HOTELS -- 28.8%
  DiamondRock Hospitality Company (b) ...........................................................     3,679,000        43,228,250
  FelCor Lodging Trust Incorporated (c) .........................................................     2,977,600        45,110,640
  Host Marriott Corporation .....................................................................     2,830,000        47,827,000
  Innkeepers USA Trust (b) ......................................................................     3,309,200        51,127,140
  LaSalle Hotel Properties (b) ..................................................................     1,635,300        56,336,085
  Sunstone Hotel Investors, Inc. ................................................................     2,098,900        51,192,171
                                                                                                                   --------------
                                                                                                                      294,821,286
                                                                                                                   --------------
OFFICE AND INDUSTRIAL -- 10.0%
  SL Green Realty Corp. .........................................................................       756,300        51,564,534
  Vornado Realty Trust ..........................................................................       580,000        50,239,600
                                                                                                                   --------------
                                                                                                                      101,804,134
                                                                                                                   --------------
RETAIL -- 19.3%
  CBL & Associates Properties, Inc. .............................................................     1,130,000        46,318,700
  General Growth Properties, Inc. ...............................................................     1,325,000        59,532,250
  Simon Property Group, Inc. ....................................................................       640,000        47,436,800
  The Macerich Company ..........................................................................       675,000        43,834,500
                                                                                                                   --------------
                                                                                                                      197,122,250
                                                                                                                   --------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified cost $522,474,125) ..........................                     671,670,450
                                                                                                                   --------------

OTHER COMMON STOCKS -- 33.5%

METALS AND MINING -- 27.1%
  Arch Coal, Inc. ...............................................................................     1,100,000        74,250,000
  CONSOL Energy Inc. ............................................................................     1,040,000        79,320,800
  Foundation Coal Holdings, Inc. ................................................................     1,527,000        58,713,150
  Peabody Energy Corporation ....................................................................       769,300        64,890,455
                                                                                                                   --------------
                                                                                                                      277,174,405
                                                                                                                   --------------

REAL ESTATE SERVICES -- 6.4%
  CB Richard Ellis Group, Inc. (c) ..............................................................     1,327,900        65,332,680
                                                                                                                   --------------

   TOTAL OTHER COMMON STOCKS (Identified Cost $224,535,049) .....................................                     342,507,085
                                                                                                                   --------------

   TOTAL COMMON STOCKS (Identified Cost $747,009,174) ...........................................                   1,014,177,535
                                                                                                                   --------------

SHORT-TERM INVESTMENT -- 0.4% OF TOTAL NET ASSETS
                                                                                                       FACE
                                                                                                      AMOUNT          VALUE (a)
                                                                                                      ------          ---------

  American Express Credit Corporation, 3.80%, 10/03/05
    (Cost $3,860,000) ...........................................................................    $3,860,000    $    3,860,000
                                                                                                                   --------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $750,869,174) (d) ...................................                   1,018,037,535
  Cash and receivables ..........................................................................                       5,706,535
  Liabilities ...................................................................................                      (1,909,873)
                                                                                                                   --------------
TOTAL NET ASSETS -- 100.0% ......................................................................                  $1,021,834,197
                                                                                                                   ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2005:

                                                                                     Number of
                                       Number of                                     Shares Held                      Market Value
                                      Shares Held        Gross         Gross         September 30,     Dividend      September 30,
Name of Issuer                     December 31, 2004   Additions     Reductions         2005            Income            2005
--------------                     -----------------   ---------     ----------      -------------     --------      --------------
DiamondRock Hospitality Company                0       3,679,000             0          3,679,000     $  695,944       $ 43,228,250
Innkeepers USA Trust ...........       2,864,200         445,000             0          3,309,200      1,025,852         51,127,140
LaSalle Hotel Properties .......       1,635,300               0             0          1,635,300      1,275,534         56,336,085
Strategic Hotel Capital, Inc.* .         321,400       2,219,000     2,540,400                  0        393,888                  0
Sunstone Hotel Investors, Inc.**       1,940,000         158,900             0          2,098,900      1,794,560         51,192,171
William Lyon Homes*+ ...........         350,700         110,000       460,700                  0              0                  0
                                                                                                      ----------       ------------
    Totals ....................................................................................       $5,185,778       $201,883,646
                                                                                                      ==========       ============

  * Position in issuer liquidated during the preceding nine months.
 ** No longer considered an affiliated issuer.
  + Non-income producing security.
(c) Non-income producing security.
(d) Federal Tax Information -- At September 30, 2005 the net unrealized appreciation on investments based on cost of $751,337,600 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost    $266,699,935
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value               0
                                                                                                                      ------------
                                                                                                                      $266,699,935
                                                                                                                      ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

                                                        CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2005
(unaudited)

COMMON STOCKS -- 100.4% OF TOTAL NET ASSETS
                                                                                                        SHARES           VALUE (a)
                                                                                                        ------           ---------
AEROSPACE -- 5.0%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b)(c) .....................................     2,115,000    $   81,639,000
                                                                                                                   --------------

BROKERS AND INVESTMENT SERVICES -- 5.1%
  Legg Mason, Inc. (c) ..........................................................................       770,000        84,461,300
                                                                                                                   --------------

COMPUTER SOFTWARE AND SERVICES  -- 4.8%
  Autodesk, Inc. (d) ............................................................................     1,700,000        78,948,000
                                                                                                                   --------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 0.8%
  Apple Computer, Inc. (d) ......................................................................       260,000        13,938,600
                                                                                                                   --------------

LEISURE -- 0.9%
  Station Casinos, Inc. .........................................................................       220,000        14,599,200
                                                                                                                   --------------

METALS AND MINING -- 18.8%
  Freeport-McMoRan Copper & Gold Inc. ...........................................................     1,405,000        68,268,950
  Peabody Energy Corporation (c) ................................................................     1,228,000       103,581,800
  Phelps Dodge Corporation ......................................................................       685,000        89,002,050
  Southern Peru Copper Corporation ..............................................................       865,000        48,405,400
                                                                                                                   --------------
                                                                                                                      309,258,200
                                                                                                                   --------------
MISCELLANEOUS -- 6.6%
  Tenaris S.A. ADR (b) ..........................................................................       795,000       109,582,800
                                                                                                                   --------------

OIL AND GAS WELL DRILLING -- 5.1%
  Nabors Industries Ltd. (c)(d) .................................................................     1,159,600        83,294,068
                                                                                                                   --------------
OIL - INDEPENDENT PRODUCTION -- 10.7%
  Burlington Resources Inc. .....................................................................       640,000        52,044,800
  Canadian Natural Resources Limited (c)(e) .....................................................     1,880,000        84,957,200
  Petro-Canada (e) ..............................................................................       920,000        38,391,600
                                                                                                                   --------------
                                                                                                                      175,393,600
                                                                                                                   --------------
OIL REFINING -- 21.0%
  Amerada Hess Corporation (c) ..................................................................       591,000        81,262,500
  ConocoPhillips (c) ............................................................................     1,042,000        72,846,220
  Marathon Oil Corporation ......................................................................       545,000        37,566,850
  Suncor Energy Inc. (c)(e) .....................................................................     1,231,200        74,524,536
  Valero Energy Corporation .....................................................................       705,000        79,707,300
                                                                                                                   --------------
                                                                                                                      345,907,406
                                                                                                                   --------------
OIL - SERVICE -- 11.6%
  Baker Hughes Incorporated .....................................................................     1,015,000        60,575,200
  Halliburton Company (c) .......................................................................     1,210,000        82,909,200
  National Oilwell Varco, Inc. (d) ..............................................................       720,000        47,376,000
                                                                                                                   --------------
                                                                                                                      190,860,400
                                                                                                                   --------------
TELEPHONE -- 10.0%
  Mobile TeleSystems OJSC ADR (b)(c) ............................................................     2,030,000    $   82,580,400
  Open Joint Stock Company "Vimpel-Communications" ADR
    (b)(c)(d) ...................................................................................     1,840,000        81,769,600
                                                                                                                   --------------
                                                                                                                      164,350,000
                                                                                                                   --------------

TOTAL COMMON STOCKS (Identified Cost $1,282,297,382) ............................................                   1,652,232,574
                                                                                                                   --------------

NOTES -- 0.1% OF TOTAL NET ASSETS
                                                                                                       FACE
                                                                                                      AMOUNT
                                                                                                      ------
UNITED STATES TREASURY -- 0.1%
  United States Treasury Notes, 2.875%, 11/30/06
  (Identified Cost $999,107) ....................................................................    $1,000,000           985,664
                                                                                                                   --------------

SHORT-TERM INVESTMENT -- 1.1% OF TOTAL NET ASSETS
  American Express Credit Corporation, 3.8%, 10/03/05
  (Cost $17,650,000) ............................................................................    17,650,000        17,650,000
                                                                                                                   --------------

TOTAL INVESTMENTS -- 101.6% (Identified Cost $1,300,946,489) (f) ................................                   1,670,868,238
  Cash and receivables ..........................................................................                     684,531,044
  Liabilities ...................................................................................                    (710,245,846)
                                                                                                                   --------------
TOTAL NET ASSETS -- 100.0% ......................................................................                  $1,645,153,436
                                                                                                                   ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2005 was $807,461,600 and the value of cash held in a segregated account was $649,748,933.
(d) Non-income producing security.
(e) The Fund has approximately 12% of its net assets at September 30, 2005 invested in companies incorporated in Canada.
(f) Federal Tax Information: At September 30, 2005 the net unrealized appreciation on investments based on cost of
    $1,302,511,888 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost ...................................................................................................    369,160,088
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
      over value .................................................................................................       (803,738)
                                                                                                                   --------------
                                                                                                                   $  368,356,350
                                                                                                                   ==============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (PROCEEDS $643,692,613)

                                                                                                        SHARES          VALUE
                                                                                                        ------          -----
  Abercrombie & Fitch Co. .......................................................................     1,760,000    $   87,736,000
  Abgenix, Inc. .................................................................................       340,000         4,311,200
  Alexion Pharmaceuticals, Inc. .................................................................       290,000         8,027,200
  Amazon.com, Inc. ..............................................................................     1,846,500        83,646,450
  CV Therapeutics, Inc. .........................................................................       340,000         9,095,000
  Dendreon Corporation ..........................................................................       340,000         2,281,400
  Geron Corporation .............................................................................       340,000         3,491,800
  Harley-Davidson, Inc. .........................................................................     1,600,000        77,504,000
  ICOS Corporation ..............................................................................       190,000         5,247,800
  InterMune, Inc. ...............................................................................       340,000         5,627,000
  Medarex, Inc. .................................................................................       390,000         3,712,800
  Millennium Pharmaceuticals, Inc. ..............................................................       340,000         3,172,200
  Neurochem Inc. ................................................................................        90,000         1,147,500
  NPS Pharmaceuticals, Inc. .....................................................................       340,000         3,437,400
  Progenics Pharmaceuticals, Inc. ...............................................................       330,000         7,824,300
  Qwest Communications International Inc. .......................................................    20,300,000        83,230,000
  Sepracor Inc. .................................................................................     1,220,000        71,967,800
  Sirius Satellite Radio Inc. ...................................................................    12,800,000        83,840,000
  Sun Microsystems, Inc. ........................................................................    12,800,000        50,176,000
  Wal-Mart Stores, Inc. .........................................................................     1,720,000        75,370,400
                                                                                                                   --------------
                                                                                                                   $  670,846,250
                                                                                                                   ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter covered by this report.

ITEM 3. EXHIBITS.

         Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 25, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 25, 2005


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 25, 2005